EQUITY INVESTMENTS - Balance Sheet Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Current assets	$ 266,016	$ 619,019
Current liabilities	338,508	431,936
Noncontrolling interests	$ 5,477	5,751
Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV)
Schedule of Equity Method Investments [Line Items]
Current assets		924,110
Non-current assets		711,499
Current liabilities		361,072
Non-current liabilities		667,617
Noncontrolling interests		$ 615,395